Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		225 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
REVENUE
Revenue	$ 0	$ 0	$ 0	$ 0	$ 1,275
Total revenue	0	0	0	0	1,275
OPERATING EXPENSES
Amortization	0	0	0	0	11,972
Selling, general and administrative expenses	300,963	80,127	794,722	80,142	1,403,866
Total operating expenses	300,963	80,127	794,722	80,142	1,415,838
Operating loss	(300,963)	(80,127)	(794,722)	(80,142)	(1,414,563)
Other Income (expense)
Interest expense	(197,605)	(37,500)	(204,449)	(37,500)	(204,449)
Amortization of discount on convertible debt	(61,556)	0	(65,042)	0	(65,042)
Loss on Impairment of goodwill and equipment	0	0	0	0	(7,907,597)
Total other income (expense)	(259,161)	(37,500)	(269,491)	(37,500)	(8,177,088)
LOSS BEFORE INCOME TAXES	(560,124)	(117,627)	(1,064,213)	(117,642)	(9,591,651)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS	$ (560,124)	$ (117,627)	$ (1,064,213)	$ (117,642)	$ (9,591,651)
BASIC NET LOSS PER COMMON SHARE	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	123,365,087	18,073,670	121,049,161	15,098,365